12. Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment
Property, plant and equipment

	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines (1)	Construction in progress (2)	Other	Total
Cost	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

01-01-2017	1,918,978	23,310,921	-	1,817,315	289,497	1,581,618	28,918,329
Additions	4,552	354,830	-	1,356,837	3,982,113	36,480	5,734,812
Transfers	(16,236)	(2,269,931)	-	2,513,852 (4)	(19,368) (4)	(77,309)	131,008
Disposals	-	-	-	-	-	(3,256)	(3,256)
12-31-2017	1,907,294	21,395,820	-	5,688,004	4,252,242	1,537,533	34,780,893
Additions	6,487	813,810	-	191,953	5,924,697	22,036	6,958,983
Transfers	827,701	630,401	3,519,848	(568,017)	(5,006,234) (3)	-	(596,301)
Disposals	-	(155,202)	-	-	(49,988)	(9,923)	(215,113)
12-31-2018	2,741,482	22,684,829	3,519,848	5,311,940	5,120,717	1,549,646	40,928,462

	Lands and buildings	Electric power facilities	Wind turbines	Gas turbines	Construction in progress	Other	Total
Depreciation	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000	ARS 000

01-01-2017	442,201	16,091,252	-	-	-	1,285,559	17,819,012
Depreciation for the year	20,486	1,128,691	-	-	-	52,930	1,202,107
Transfers	(11,535)	(1,650,337)	-	-	-	(28,117)	(1,689,989)
Disposals	-	-	-	-	-	(1,906)	(1,906)
12-31-2017	451,152	15,569,606	-	-	-	1,308,466	17,329,224

Depreciation for the year	39,640	975,169	78,001	-	-	49,745	1,142,555
Disposals	-	(102,606)	-	-	-	(8,129)	(110,735)
12-31-2018	490,792	16,442,169	78,001	-	-	1,350,082	18,361,044

Net book value:
12-31-2018	2,250,690	6,242,660	3,441,847	5,311,940	5,120,717	199,564	22,567,418
12-31-2017	1,456,142	5,826,214	-	5,688,004	4,252,242	229,067	17,451,669

(1)	As of December 31, 2018 and 2017, the Company held gas turbines, one of which was transferred to construction in progress because it will be used for new generation capacity in the project called “Terminal 6 San Lorenzo” while the other turbines can be used for other projects, in future bidding processes that may be called by the Argentine government.
(2)	The Group has capitalized borrowing costs for a total amount of 138,064 and 10,739 during the years ended December 31, 2018 and 2017.
(3)	Includes 596,301 transferred to intangible assets related to transmission lines that were transferred to electric energy transportation companies See Note 2.2.7.
(4)	Transferred from Other non-financial assets.